SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 49,288,095	$ 7,034,825	¥ 34,474,814	¥ 24,903,166
Total net revenues, percentage	100.00%	100.00%	100.00%	100.00%
Allowance for doubtful accounts	¥ 0		¥ 0		$ 0
Receivables due from partners	156,330		111,251		22,313
Deferred revenues	156,300		153,200		$ 22,300
Revenues from product sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 37,694,400	$ 5,380,100	¥ 26,729,523	¥ 18,677,390
Revenues from product sales | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	76.50%	76.50%	77.50%	75.00%
Revenues from freshly brewed drinks
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 34,616,741	$ 4,940,802	¥ 24,501,085	¥ 16,877,880
Revenues from freshly brewed drinks | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	70.20%	70.20%	71.10%	67.80%
Revenues from other products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 2,319,079	$ 330,999	¥ 1,685,413	¥ 1,241,868
Revenues from other products | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	4.70%	4.70%	4.90%	5.00%
Revenues from others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 758,585	$ 108,272	¥ 543,025	¥ 557,642
Revenues from others | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	1.60%	1.60%	1.50%	2.20%
Revenues from partnership stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 11,593,690	$ 1,654,752	¥ 7,745,291	¥ 6,225,776
Revenues from partnership stores | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	23.50%	23.50%	22.50%	25.00%
Revenues from self-operated stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 36,242,800	$ 5,172,900	¥ 25,591,700	¥ 17,880,100
Partnership stores - material sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	6,959,300	993,300	5,538,600	4,157,600
Partnership stores - Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	2,135,300	304,800	769,800	510,800
Partnership stores - profit sharing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	1,638,300	233,800	848,800	680,200
Partnership stores - equipment sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 860,800	$ 122,900	¥ 588,200	¥ 877,200